Corporate General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Corporate General and Administrative Expenses
Schedule of corporate general and administrative expenses are costs incurred at corporate and other segments
	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Salaries and employee benefits	$3,581	$2,502
Directors’ fees	452	341
Share-based payments	1,292	1,764
Professional fees	1,501	1,921
Office and general	2,069	2,078
	$8,895	$8,606